SILVER STREAM DERIVATIVE LIABILITY (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
SILVER STREAM DERIVATIVE LIABILITY
Fair value, beginning	$ (34,295)	$ (27,171)
Change in fair value	(119)	(7,124)
Fair value, ending	$ (34,414)	$ (34,295)